Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 15.8	$ 9.2	$ 15.7
Accounts receivable, net	115.9	109.9	83.4
Related company receivables	0.2	40.0	6.6
Materials and supplies	49.5	32.9	35.4
Deferred income taxes	43.8	42.8	145.4
Other current assets	97.5	79.0	83.9
Total current assets	322.7	313.8	370.4
Investments	12.6	13.1	11.3
Property and equipment (including concession assets), net	2,617.9	2,522.3	2,413.1
Other assets	34.0	60.3	101.0
Total assets	2,987.2	2,909.5	2,895.8
Current liabilities:
Debt due within one year	19.2	18.8	17.2
Related company debt		0	39.0
Accounts payable and accrued liabilities	95.2	87.4	137.8
Related company payables	9.4	6.9	6.7
Total current liabilities	123.8	113.1	200.7
Long-term debt	989.0	938.0	945.8
Related company debt	169.1	178.3	217.5
Deferred income taxes	136.4	131.6	127.4
Other noncurrent liabilities and deferred credits	12.0	10.3	77.1
Total liabilities	1,430.3	1,371.3	1,568.5
Commitments and contingencies	0	0	0
Stockholders’ equity:
Common stock, 4,785,510,235 shares authorized and issued without par value	286.1	286.1	267.3
Additional paid-in capital	243.6	243.6	243.6
Retained earnings	1,030.5	1,011.7	820.5
Accumulated other comprehensive loss	(3.3)	(3.2)	(4.1)
Total stockholders’ equity	1,556.9	1,538.2	1,327.3
Total liabilities and stockholders’ equity	$ 2,987.2	$ 2,909.5	$ 2,895.8